Document and Entity Information	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	MIND MEDICINE (MINDMED) INC.
Entity Incorporation, State or Country Code	A1
Securities Act File Number	001-40360
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	220-6633
Title of 12(b) Security	Common Shares
Trading Symbol	MNMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001813814
Amendment Flag	true
Amendment Description	On August 14, 2023, Mind Medicine (MindMed) Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) to report that, on August 11, 2023, the Company and certain of its subsidiaries party thereto, as co-borrowers, entered into a Loan and Security Agreement with the lenders referred to therein (the “Lenders”), K2 HealthVentures LLC, as administrative agent and Canadian collateral agent for the Lenders, and Ankura Trust Company, LLC, as collateral trustee for the Lenders. This Form 8-K/A is being filed solely for the purpose of correcting a clerical error with respect to the Company’s jurisdiction of incorporation on the Cover Page of the Original Filing. The Original Filing is hereby amended to correctly identify the Company’s jurisdiction of incorporation as British Columbia, Canada. This amendment contains only the Cover Page to this Form 8‑K/A, this Explanatory Note and the Signature Page. Except for this correction, this amendment does not modify or update any disclosure contained in the Original Filing or its exhibits and should be read in conjunction with the Original Filing and its exhibits.